Equity-accounted investees (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-accounted investees [Line Items]
Current assets	$ 4,586,095	$ 2,569,258
Non-current Assets	2,458,202	2,249,205
Current liabilities	991,709	475,882
Non-current liabilities	2,836,617	2,180,003
Revenue	2,862,315	1,817,191	$ 1,943,655
Net gain (loss)	592,205	168,359	280,603
Other comprehensive income	(37,993)	19,266	(1,755)
Comprehensive income	554,212	187,625	278,848
Associates [member]
Equity-accounted investees [Line Items]
Current assets	47,698	75,549	176,333
Non-current Assets	16,337	149,940	161,068
Current liabilities	15,163	20,002	43,572
Non-current liabilities	0	101	39,226
Revenue	95,784	91,511	202,984
Net gain (loss)	9,423	2,876	15,719
Other comprehensive income	(34)	2,222	(2,833)
Comprehensive income	9,389	5,098	12,886
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Current assets		29,313	28,543
Non-current Assets		8,586	9,971
Current liabilities		6,706	7,133
Non-current liabilities		101	0
Revenue		6,641	31,588
Net gain (loss)		(420)	1,713
Other comprehensive income		0	4
Comprehensive income		(420)	1,717
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Current assets			97,797
Non-current Assets			15,196
Current liabilities			22,420
Non-current liabilities			38,522
Revenue			93,768
Net gain (loss)			7,824
Other comprehensive income			396
Comprehensive income			8,220
Ajay North America
Equity-accounted investees [Line Items]
Current assets	21,771	18,513	19,748
Non-current Assets	15,096	15,749	13,250
Current liabilities	4,421	4,737	3,061
Non-current liabilities	0	0	0
Revenue	47,375	42,920	38,833
Net gain (loss)	5,718	4,471	5,860
Other comprehensive income	0	0	0
Comprehensive income	5,718	4,471	5,860
Ajay Europe SARL
Equity-accounted investees [Line Items]
Current assets	25,927	22,032	19,589
Non-current Assets	1,241	1,493	1,456
Current liabilities	10,742	7,773	6,144
Non-current liabilities	0	0	0
Revenue	48,409	41,950	35,709
Net gain (loss)	3,705	2,058	2,329
Other comprehensive income	(34)	1,736	(358)
Comprehensive income	$ 3,671	3,794	1,971
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Current assets			2,718
Non-current Assets			1,833
Current liabilities			2,600
Non-current liabilities			704
Revenue			3,086
Net gain (loss)			709
Other comprehensive income			(84)
Comprehensive income			625
Kore Potash Ltd.
Equity-accounted investees [Line Items]
Current assets		5,691	7,938
Non-current Assets		124,112	119,362
Current liabilities		786	2,214
Non-current liabilities		0	0
Revenue		0	0
Net gain (loss)		(3,233)	(2,716)
Other comprehensive income		486	(2,791)
Comprehensive income		$ (2,747)	$ (5,507)